Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 126,146	$ 102,481
Restricted cash - current (note 5)	10,145	6,600
Accounts receivable, including non-trade of $19,325 (2015 – $7,058) (note 6a iii)	25,224	22,081
Prepaid expenses	3,724	4,469
Vessel held for sale (note 18)	20,580	0
Current portion of derivative assets (note 12)	531	0
Current portion of net investments in direct financing leases (note 5)	150,342	20,606
Advances to affiliates (notes 11g and 12)	9,739	13,026
Total current assets	346,431	169,263
Restricted cash – long-term (note 5)	106,882	104,919
Vessels and equipment
At cost, less accumulated depreciation of $668,969 (2015 – $666,710)	1,374,128	1,595,077
Vessels under capital leases, at cost, less accumulated depreciation of $69,072 (2015 – $56,316) (note 5)	484,253	88,215
Advances on newbuilding contracts (notes 11f and 13a)	357,602	424,868
Total vessels and equipment	2,215,983	2,108,160
Investment in and advances to equity accounted joint ventures (note 6)	1,037,726	883,731
Net investments in direct financing leases (note 5)	492,666	646,052
Other assets (note 6a iii)	5,529	20,811
Derivative assets (note 12)	4,692	5,623
Intangible assets – net (note 7)	69,934	78,790
Goodwill – liquefied gas segment (note 7)	35,631	35,631
Total assets	4,315,474	4,052,980
Current
Accounts payable	5,562	2,770
Accrued liabilities (notes 8, 12 and 17)	35,881	37,456
Unearned revenue (note 5)	16,998	19,608
Current portion of long-term debt (note 9)	188,511	197,197
Current obligations under capital lease (note 5)	40,353	4,546
Current portion of in-process contracts (note 6a iii)	15,833	12,173
Current portion of derivative liabilities (note 12)	56,800	52,083
Advances from affiliates (notes 11g and 12)	15,492	22,987
Total current liabilities	375,430	348,820
Long-term debt (note 9)	1,602,715	1,802,012
Long-term obligations under capital lease (note 5)	352,486	54,581
Long-term unearned revenue	10,332	30,333
Other long-term liabilities (notes 5, 6a and 6b)	60,573	71,152
In-process contracts (note 6a iii)	8,233	20,065
Derivative liabilities (note 12)	128,293	182,338
Total liabilities	2,538,062	2,509,301
Commitments and contingencies (notes 5, 6, 9, 12, and 13)
Equity
General Partner	50,653	48,786
Accumulated other comprehensive income (loss)	575	(2,051)
Partners' equity	1,738,506	1,519,062
Non-controlling interest	38,906	24,617
Total equity	1,777,412	1,543,679
Total liabilities and total equity	4,315,474	4,052,980
Common Units
Equity
Limited Partners - common units (79.6 million units issued and outstanding at December 31, 2016 and 2015) (note 15)	1,563,852	1,472,327
Preferred Units
Equity
Limited Partners - preferred units (5.0 million and nil units issued and outstanding at December 31, 2016 and 2015, respectively) (note 15)	$ 123,426	$ 0